Basis of preparation and summary of material accounting policies - Additional information (Detail) - TRY (₺)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Basis of preparation and summary of material accounting policies
Salary calculation period	30 days
Maximum lump-sum payment	₺ 53,900	₺ 41,800
Discount rate used for calculating retirement pay liability	3.85%	2.20%
Minimum
Basis of preparation and summary of material accounting policies
Discount rate for obligations for dismantling, removing and site restoration	9.80%	9.50%
Maximum
Basis of preparation and summary of material accounting policies
Discount rate for obligations for dismantling, removing and site restoration	30.50%	31.20%